UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end:  April 30, 2017

Date of reporting period:  April 30, 2017

Item 1. Report to Stockholders.

Nuance Concentrated Value Fund

Institutional Class Shares – NCVLX
Investor Class Shares – NCAVX

Annual Report

www.nuanceinvestments.com	April 30, 2017

NUANCE CONCENTRATED VALUE FUND

May 17, 2017

Dear Fellow Shareholders:

We are pleased to write our annual shareholder letter for the Nuance Concentrated Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund will typically maintain 15-35 positions in the securities of companies that, in the opinion of the Nuance Investments team, have leading and sustainable market share positions, above average financial strength, and are trading at prices materially below our internally derived view of intrinsic value.

Average Annual Rates of Return as of April 30, 2017:

	1 Year	3 Year	5 Year	Since Inception(1)
Institutional Class	10.11%	6.12%	13.08%	11.56%
S&P 500 Index(2)	17.92%	10.47%	13.68%	12.53%
Russell 3000 Value Index(3)	17.33%	8.29%	13.28%	11.44%

	1 Year	3 Year		Since Inception(4)
Investor Class, no load	9.70%	5.79%		13.76%
Investor Class with load	4.18%	3.72%		12.34%
S&P 500 Index(2)	17.92%	10.47%		14.64%
Russell 3000 Value Index(3)	17.33%	8.29%		14.12%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.00% and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

The Fund has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.40% of the average daily net assets of the Investor Class and 1.15% of the average daily net assets of the Institutional Class through at least August 27, 2018. The investor pays the Gross Expense Ratio.

The Total Annual Fund Operating Expenses does not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (“AFFE”).

Institutional Class Gross Expense Ratio – 1.16%
Investor Class Gross Expense Ratio – 1.41%

(1)	May 31, 2011
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(3)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This index cannot be invested in directly.
(4)	July 31, 2012

In terms of performance, since its inception on May 31, 2011 through April 30, 2017, the Institutional Class is up 11.56 percent (annualized) versus its primary index – the Russell 3000 Value Index – up 11.44 percent (annualized) and the S&P 500 Index up 12.53 percent (annualized). For more perspective on our longer term performance please refer to your prospectus. This Nuance Concentrated Value product has existed in a separate account form since November 13, 2008.

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NUANCE CONCENTRATED VALUE FUND

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term.  To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the down- side potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

The portfolio remained stable from a sector weightings standpoint. We continue to be overweight in the Consumer Staples sector as a slowdown in emerging market economies and currency headwinds have caused modest under-earnings across numerous global leaders. Our overweight the Healthcare sector was primarily the result of the push for healthcare reform following the election in November, which caused modest underperformance and created buying opportunities in select high quality Healthcare stocks. Our largest underweight position continues to be the Financial sector as just a slight rise in interest rates and the newly recognized possibility of lessened regulation, resulted in significant expectations of returns on capital and earnings expansion during the second half of 2016. We remain underweight in the Information Technology, Real Estate, Utility, and Consumer Discretionary sectors due to valuation concerns.

Thank you for your interest and your continued support.

Scott A. Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report should be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

A Cash Flow is a revenue or expense stream that changes an account over a given period.

Return on capital is a profitability ratio that measures the return that an investment generates for capital contributors.

Earnings growth is not representative of the Fund’s future performance.

Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.

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NUANCE CONCENTRATED VALUE FUND

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of April 30, 2017

				Since
	1 Year	3 Years	5 Years	Inception(1)
Institutional Class	10.11%	6.12%	13.08%	11.56%
Investor Class (without sales load)	9.70%	5.79%	12.76%	11.25%
Investor Class (with sales load)(2)	4.18%	3.72%	11.43%	10.14%
S&P 500 Index(3)	17.92%	10.47%	13.68%	12.53%
Russell 3000 Value Index(4)	17.33%	8.29%	13.28%	11.44%

(1)
Period from Fund inception through April 30, 2017.  The Institutional Class shares commenced operations on May 31, 2011 and Investor Class shares commenced operations on July 31, 2012.  Performance shown for the Investor Class prior to inception of the Investor Class shares is based on the performance of the Institutional Class shares, adjusted for the higher expenses applicable to Investor Class shares.

(2)	Returns reflect a sales load of 5.00%.
(3)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

(4)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

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NUANCE CONCENTRATED VALUE FUND

Expense Example (Unaudited)
April 30, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (11/1/2016)	Value (4/30/2017)	(11/1/2016 to 4/30/2017)
Investor Class
Actual(2)	$1,000.00	$1,098.70	$7.18
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$6.90

Institutional Class
Actual(2)	$1,000.00	$1,101.30	$5.42
Hypothetical (5% return before expenses)	$1,000.00	$1,019.64	$5.21

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.38% and 1.04% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2017 of 9.87% and 10.13% for the Investor Class and Institutional Class, respectively.

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NUANCE CONCENTRATED VALUE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
April 30, 2017

Top Ten Equity Holdings(1) (Unaudited)
as of April 30, 2017
(% of net assets)

Diageo PLC – ADR	6.2%
Frank’s International N.V.	5.0%
Heartland Express, Inc.	4.4%
Smith & Nephew – ADR	4.3%
Praxair, Inc.	4.3%
Northern Trust Corp.	4.1%
Mead Johnson Nutrition Co.	4.0%
Abbott Laboratories	3.9%
Procter & Gamble	3.8%
Schlumberger Ltd.	3.7%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depositary Receipt

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NUANCE CONCENTRATED VALUE FUND

Schedule of Investments
April 30, 2017

	Shares	Value
COMMON STOCKS – 76.8%

Consumer Staples – 23.0%
Diageo PLC – ADR	323,883	$38,033,581
Mead Johnson Nutrition Co.	275,581	24,449,546
Pernod Ricard SA	758,695	18,990,136
Procter & Gamble	267,517	23,362,260
Unilever NV	426,844	22,298,330
Wal-Mart Stores, Inc.	175,817	13,217,922
		140,351,775
Energy – 8.6%
Frank’s International N.V.	3,351,077	30,494,801
Schlumberger Ltd.	307,761	22,340,371
		52,835,172
Financials – 6.6%
BOK Financial Corp.	177,549	14,965,605
Northern Trust Corp.	280,249	25,222,410
		40,188,015
Healthcare – 17.9%
Abbott Laboratories	547,679	23,900,712
Cerner Corp.*	142,168	9,205,378
Globus Medical, Inc. – Class A*	198,182	6,010,860
Johnson & Johnson	180,647	22,304,485
Patterson Companies, Inc.	480,874	21,394,084
Smith & Nephew – ADR	797,577	26,511,460
		109,326,979
Industrials – 11.3%
Emerson Electric Co.	95,525	5,758,247
Heartland Express, Inc.	1,342,401	27,009,108
Hub Group, Inc. – Class A*	374,764	14,672,011
United Parcel Service, Inc. – Class B	198,842	21,367,561
		68,806,927
Materials – 6.6%
Compass Minerals International, Inc.	124,537	8,219,442
H.B. Fuller Co.	117,666	6,216,295
Praxair, Inc.	207,873	25,979,967
		40,415,704

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Schedule of Investments – Continued
April 30, 2017

	Shares	Value
Utilities – 2.8%
National Fuel Gas Co.	308,687	$17,095,086
Total Common Stocks
(Cost $436,418,303)		469,019,658

SHORT-TERM INVESTMENT – 22.9%
Fidelity Institutional Government Portfolio, Institutional Class, 0.60%^
(Cost $139,786,915)	139,786,915	139,786,915
Total Investments – 99.7%
(Cost $576,205,218)		608,806,573
Other Assets and Liabilities, Net – 0.3%		1,618,099
Total Net Assets – 100.0%		$610,424,672

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of April 30, 2017.
ADR – American Depositary Receipt

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Statement of Assets and Liabilities
April 30, 2017

ASSETS:
Investments, at value
(cost $576,205,218)	$608,806,573
Receivable for investment securities sold	727,399
Receivable for capital shares sold	1,113,478
Dividends & interest receivable	715,203
Prepaid expenses	28,913
Total assets	611,391,566

LIABILITIES:
Payable for capital shares redeemed	263,316
Payable to investment adviser	424,333
Payable for fund administration & accounting fees	51,698
Payable for transfer agent fees & expenses	27,992
Payable for custody fees	8,000
Payable for trustee fees	2,844
Payable for compliance fees	1,667
Accrued distribution & shareholder service fees	143,740
Accrued expenses	43,304
Total liabilities	966,894

NET ASSETS	$610,424,672

NET ASSETS CONSIST OF:
Paid-in capital	$557,242,437
Undistributed net realized gain on investments	20,580,880
Net unrealized appreciation on investments	32,601,355
Net Assets	$610,424,672

	Investor	Institutional
	Class	Class
Net Assets	$99,137,211	$511,287,461
Shares issued and outstanding(1)	6,878,156	35,369,007
Net asset value, redemption price and minimum offering price per share(2)	$14.41	$14.46
Maximum offering price per share ($14.41/0.95)(3)	$15.17	N/A

(1)	Unlimited shares authorized with no par value.
(2)	A contingent deferred sales charge (CDSC) of 1.00% may be charged on certain shares redeemed within 12 months of purchase on Investor Class shares.
(3)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Statement of Operations
For the Year Ended April 30, 2017

INVESTMENT INCOME:
Dividend income	$9,625,035
Less: Foreign taxes withheld	(219,014)
Interest income	417,896
Total investment income	9,823,917

EXPENSES:
Investment adviser fees (See Note 4)	4,532,644
Fund administration & accounting fees (See Note 4)	354,371
Transfer agent fees & expenses (See Note 4)	172,104
Postage & printing fees	51,349
Federal & state registration fees	45,032
Custody fees (See Note 4)	43,699
Other	17,812
Audit fees	17,001
Trustee fees (See Note 4)	10,821
Compliance fees (See Note 4)	10,000
Legal fees	7,995
Distribution & shareholder service fees (See Note 5):
Investor Class	421,345
Institutional Class	278,184
Total expenses before net recoupment/(reimbursement)	5,962,357
Plus: advisory fee net recoupment/(reimbursement) (See Note 4)	4,488
Net expenses	5,966,845

NET INVESTMENT INCOME	3,857,072

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	44,168,684
Net change in unrealized appreciation on investments	3,380,222

Net realized and unrealized gain on investments	47,548,906

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,405,978

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	April 30, 2017	April 30, 2016
OPERATIONS:
Net investment income	$3,857,072	$6,753,374
Net realized gain (loss) on investments	44,168,684	(11,149,224)
Net change in unrealized appreciation on investments	3,380,222	7,529,087
Net increase in net assets resulting from operations	51,405,978	3,133,237

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	22,358,156	25,201,654
Proceeds from reinvestment of distributions	464,745	6,291,960
Payments for shares redeemed	(69,403,920)	(57,156,943)
Decrease in net assets resulting
from Investor Class transactions	(46,581,019)	(25,663,329)
Institutional Class:
Proceeds from shares sold	225,106,051	102,833,034
Proceeds from reinvestment of distributions	3,165,366	15,660,663
Payments for shares redeemed	(88,114,918)	(182,823,175)
Increase (decrease) in net assets resulting
from Institutional Class transactions	140,156,499	(64,329,478)
Net increase (decrease) in net assets resulting
from capital share transactions	93,575,480	(89,992,807)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(540,150)	(1,732,105)
Institutional Class	(3,325,431)	(5,023,236)
From net realized gains:
Investor Class	(103,063)	(5,217,994)
Institutional Class	(483,923)	(12,576,672)
From return of capital:
Investor Class	—	(96,503)
Institutional Class	—	(281,924)
Total distributions to shareholders	(4,452,567)	(24,928,434)
TOTAL INCREASE (DECREASE) IN NET ASSETS	140,528,891	(111,788,004)

NET ASSETS:
Beginning of year	469,895,781	581,683,785
End of year (including undistributed net
investment income of $0 and $0, respectively)	$610,424,672	$469,895,781

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

					For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	Inception through
	April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014	April 30, 2013(1)
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$13.22	$13.60	$13.95	$12.14	$10.15

INVESTMENT OPERATIONS:
Net investment income	0.06	0.15	0.10	0.06	0.21
Net realized and unrealized
gain on investments	1.21	0.12 (2)	0.60	2.97	2.16
Total from investment operations	1.27	0.27	0.70	3.03	2.37

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.07)	(0.15)	(0.11)	(0.06)	(0.20)
Distributions from net realized gains	(0.01)	(0.49)	(0.94)	(1.16)	(0.18)
Distributions from return of capital	—	(0.01)	—	—	—
Total distributions	(0.08)	(0.65)	(1.05)	(1.22)	(0.38)

Net asset value, end of period	$14.41	$13.22	$13.60	$13.95	$12.14

TOTAL RETURN(3)(4)	9.70%	2.44%	5.35%	25.71%	23.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$99.1	$137.1	$168.6	$207.8	$0.4

Ratio of expenses to
average net assets(5):
Before expense
reimbursement/recoupment	1.39%	1.38%	1.36%	1.45%	1.57%
After expense
reimbursement/recoupment	1.39%	1.38%	1.39%	1.40%	1.40%
Ratio of net investment income
to average net assets(5):
Before expense
reimbursement/recoupment	0.45%	1.15%	0.77%	0.35%	0.54%
After expense
reimbursement/recoupment	0.45%	1.15%	0.74%	0.40%	0.71%

Portfolio turnover rate(4)	96%	93%	141%	103%	110%

(1)	Inception date of the Investor Class was July 31, 2012.
(2)
Realized and unrealized gains per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the year.

(3)	Total return does not reflect sales charges.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the year.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2017	2016	2015	2014	2013
Institutional Class

PER SHARE DATA:
Net asset value, beginning of year	$13.25	$13.62	$13.97	$12.15	$10.26

INVESTMENT OPERATIONS:
Net investment income	0.11	0.19	0.13	0.07	0.08
Net realized and unrealized
gain on investments	1.22	0.13 (1)	0.60	3.00	2.20
Total from investment operations	1.33	0.32	0.73	3.07	2.28

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.11)	(0.19)	(0.14)	(0.09)	(0.21)
Distributions from net realized gains	(0.01)	(0.49)	(0.94)	(1.16)	(0.18)
Distributions from return of capital	—	(0.01)	—	—	—
Total distributions	(0.12)	(0.69)	(1.08)	(1.25)	(0.39)

Net asset value, end of year	$14.46	$13.25	$13.62	$13.97	$12.15

TOTAL RETURN	10.11%	2.78%	5.59%	25.98%	22.79%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$511.3	$332.8	$413.1	$296.2	$76.0

Ratio of expenses to
average net assets:
Before expense
reimbursement/recoupment	1.05%	1.09%	1.09%	1.12%	1.40%
After expense
reimbursement/recoupment	1.05%	1.09%	1.14%	1.15%	1.15%
Ratio of net investment income
to average net assets:
Before expense
reimbursement/recoupment	0.79%	1.45%	1.04%	0.67%	0.71%
After expense
reimbursement/recoupment	0.79%	1.45%	0.99%	0.64%	0.96%

Portfolio turnover rate	96%	93%	141%	103%	110%

(1)
Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the year.

See Notes to the Financial Statements

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NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements
April 30, 2017

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on May 31, 2011.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% distribution fee and each class of shares is subject to a shareholder servicing fee of up to 0.15%.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the year ended April 30, 2017, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the year ended April 30, 2017, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  For the year ended April 30, 2017, the Fund increased undistributed net investment income by $8,509, and decreased undistributed net realized gain by $(8,509).

13

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2017

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Distribution fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

14

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2017

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$469,019,658	$—	$—	$469,019,658
Short-Term Investment	139,786,915	—	—	139,786,915
Total Investments in Securities	$608,806,573	$—	$—	$608,806,573

Transfers between levels are recognized at the end of the reporting year.  During the year ended April 30, 2017, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the year.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.40% and 1.15% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board.  For the year ended April 30, 2017, the Adviser recouped expenses of $4,488.  At April 30, 2017, the balance of previously waived advisory fees eligible for recoupment was $0.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust including the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at

15

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2017

an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended April 30, 2017 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended April 30, 2017, the Investor Class incurred expenses of $263,341 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the year ended April 30, 2017, the Investor and Institutional Class incurred $158,004 and $278,184, respectively, of shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Year Ended	Year Ended
	April 30, 2017	April 30, 2016
Investor Class:
Shares sold	1,614,245	1,999,451
Shares issued to holders in reinvestment of distributions	34,050	516,551
Shares redeemed	(5,138,802)	(4,539,960)
Net decrease in Investor Class shares	(3,490,507)	(2,023,958)

Institutional Class:
Shares sold	16,433,934	8,101,710
Shares issued to holders in reinvestment of distributions	230,529	1,279,062
Shares redeemed	(6,416,698)	(14,579,948)
Net increase (decrease) in Institutional Class shares	10,247,765	(5,199,176)
Net increase (decrease) in shares outstanding	6,757,258	(7,223,134)

16

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2017

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended April 30, 2017, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$417,851,082	$401,785,877

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2017, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$52,732,336	$(24,162,486)	$28,569,850	$580,236,723

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2017, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$15,871,794	$8,740,591	$—	$28,569,850	$53,182,235

As of April 30, 2017, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2017, the Fund does not plan to defer any qualified late year losses.

The tax character of distributions paid during the year ended April 30, 2017, were as follows:

	Long Term
Ordinary Income*	Capital Gains	Total
$4,452,567	$—	$4,452,567

The tax character of distributions paid during the year ended April 30, 2016, were as follows:

	Long Term	Return of
Ordinary Income*	Capital Gains	Capital	Total
$17,501,023	$7,048,984	$378,427	$24,928,434

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2017.

17

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2017

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2017, Charles Schwab & Co., Inc. and National Financial Services, LLC, for the benefit of its customers, owned 27.35% and 49.16% of the Fund, respectively.

18

NUANCE CONCENTRATED VALUE FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Nuance Concentrated Value Fund and
Board of Trustees of Managed Portfolio Series

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nuance Concentrated Value Fund (the “Fund”), a series of Managed Portfolio Series, as of April 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nuance Concentrated Value Fund as of April 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio
June 28, 2017

19

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited)
April 30, 2017

TRUSTEES AND OFFICERS

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees

Leonard M. Rush,	Lead	Indefinite	37	Retired, Chief Financial	Independent
CPA	Independent	Term;		Officer, Robert W. Baird	Trustee,
615 E. Michigan St.	Trustee	Since		& Co. Incorporated	ETF Series
Milwaukee, WI 53202	and Audit	April 2011		(2000-2011).	Solutions
Year of Birth: 1946	Committee				(16 Portfolios)
	Chairman				(2012-Present);
Director, Anchor
Bancorp
Wisconsin, Inc.
(2011-2013).

David A. Massart	Trustee	Indefinite	37	Co-Founder and Chief	Independent
615 E. Michigan St.	and	Term;		Investment Strategist,	Trustee,
Milwaukee, WI 53202	Valuation	Since		Next Generation Wealth	ETF Series
Year of Birth: 1967	Committee	April 2011		Management, Inc.	Solutions
	Chairman			(2005-Present).	(16 Portfolios)
(2012-Present).

David M. Swanson	Trustee	Indefinite	37	Founder and Managing	Independent
615 E. Michigan St.		Term;		Principal, SwanDog	Trustee,
Milwaukee, WI 53202		Since		Strategic Marketing, LLC	ALPS Variable
Year of Birth: 1957		April 2011		(2006-Present); Executive	Investment Trust
				Vice President, Calamos	(11 Portfolios)
				Investments (2004-2006).	(2006-Present);
Independent
Trustee,
RiverNorth
Opportunities
Closed-End Fund
(2015-Present).

Interested Trustee

Robert J. Kern*	Chairman,	Indefinite	37	Executive Vice President,	None
615 E. Michigan St.	and Trustee	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202		Since		Services, LLC
Year of Birth: 1958		January 2011		(1994-Present).

20

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2017

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Officers

James R. Arnold	President	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	and	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	Since		Services, LLC
Year of Birth: 1957	Executive	January 2011		(2002-Present).
Officer

Deborah Ward	Vice	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	President,	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	Chief	Since		Services, LLC
Year of Birth: 1966	Compliance	April 2013		(2004-Present).
Officer and
Anti-Money
Laundering
Officer

Brian R. Wiedmeyer	Treasurer	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	and	Term;		Fund Services, LLC
Milwaukee, WI 53202	Principal	Since		(2005-Present).
Year of Birth: 1973	Financial	January 2011
Officer

Jeanine M. Bajczyk,	Secretary	Indefinite	N/A	Senior Vice President and	N/A
Esq.		Term;		Counsel, U.S. Bancorp
615 E. Michigan St.		Since		Fund Services, LLC
Milwaukee, WI 53202		August 2015		(2006-Present).
Year of Birth: 1965

Thomas A. Bausch,	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
Esq.	Secretary	Term;		U.S. Bancorp Fund Services,
615 E. Michigan St.		Since		LLC (2016-Present); Associate,
Milwaukee, WI 53202		May 2016		Godfrey & Kahn, S.C.
Year of Birth: 1979				(2012-2016); Graduate,
University of Wisconsin
Law School (2009-2012).

Ryan L. Roell	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		Since		LLC (2005-Present).
Year of Birth: 1973		September 2012

21

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2017

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Benjamin Eirich	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		Since		LLC (2008-Present).
Year of Birth: 1981		May 2016

Doug Schafer	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		Since		LLC (2002-Present).
Year of Birth: 1970		May 2016

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

22

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2017

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended April 30, 2017, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the American Taxpayer Relief Act of 2012.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 44.09% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2017 was 31.20% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 13.37%.

23

NUANCE CONCENTRATED VALUE FUND

Approval of Investment Advisory Agreement (Unaudited)

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 21-22, 2017, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Nuance Investments, LLC (“Nuance” or the “Adviser”) regarding the Nuance Concentrated Value Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to this meeting and at a meeting held on January 9, 2017, the Trustees received and considered information from Nuance and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by Nuance with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Nuance; (3) the costs of the services provided by Nuance and the profits realized by Nuance from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for that Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Nuance and its affiliates resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, did not identify any particular information that was all-important or controlling, and considered the information and made its determinations for each Fund separately and independently of the other Funds.

Based upon the information provided to the Board throughout the course of the year, including at an in-person presentation by a representative of Nuance, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Nuance set forth in the Investment Advisory Agreement, as it relates to each Fund, continue to be fair and reasonable in light of the services that Nuance performs, the investment advisory fees that each Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that Nuance provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining for the Fund the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Nuance effected on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees noted Nuance’s assets under management and its strong capitalization, as well as Nuance’s affiliation with Montage Investments, LLC which, through its numerous advisory subsidiaries, oversees approximately $20 billion in assets.  The Trustees considered the investment philosophy of the Funds’ portfolio managers and their investment analysis

24

NUANCE CONCENTRATED VALUE FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

and portfolio management experience, noting one portfolio manager’s significant experience managing assets utilizing investment objectives similar to those of the Fund.  The Trustees concluded that they are satisfied with the nature, extent and quality of services that Nuance provides to the Fund under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of Nuance.  In assessing the quality of the portfolio management delivered by Nuance, the Trustees reviewed the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to appropriate securities benchmark indices, the Fund’s respective peer funds according to Morningstar classifications, and the Fund’s respective composite of separate accounts that Nuance manages utilizing a similar investment strategy.  When reviewing the Fund’s performance against its Morningstar peer group universe, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its respective peer group.

•
Nuance Concentrated Value Fund.  The Trustees noted the Fund’s performance significantly exceeded the median and average of the Fund’s Morningstar peer group for-the year-to-date period ended October 31, 2016 and exceeded the peer group median and average for the one-, three- and five-year periods ended October 31, 2016. The Trustees considered that the Fund outperformed its Russell 3000 Value Index and S&P 500 Index benchmarks during the year-to-date and one-year periods ended October 31, 2016. The Trustees further noted that the Fund had underperformed both benchmarks for the three-year and five-year periods ended October 31, 2016.  The Trustees also observed that the Fund’s performance was consistent with the performance of a composite of similar accounts managed by Nuance over all relevant time periods.

Cost of Advisory Services and Profitability.  The Trustees considered the annual advisory fee that the Fund pays to Nuance under the Investment Advisory Agreement, as well as Nuance’s profitability from services that Nuance and its affiliates rendered to the Fund during the 12 month period ended June 30, 2016. The Trustees also considered the effect of an expense limitation agreement on Nuance’s compensation and that Nuance has contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus.  The Trustees also considered the management fees Nuance charges to separately managed accounts with investment strategies similar to those of the Nuance Concentrated Value Fund.  They observed that Nuance charges management fees that range above and below the management fees charged by the Nuance Concentrated Value Fund, depending on assets under management. The Trustees also took into account, however, that Nuance has additional responsibilities with respect to the Fund, including additional compliance obligations and the preparation of Board and shareholder materials, which justify a higher fee.  The Trustees concluded that Nuance’s service relationship with the Nuance Concentrated Value Fund provides a reasonable profit.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of the contractual expenses borne by the Fund and those of funds in the same Morningstar benchmark category.  The Trustees noted:

•
Nuance Concentrated Value Fund.  The Fund’s advisory fee was higher than the average and median management fees of funds comprising the benchmark category. The total expenses of the Institutional Class of the Fund (after waivers and expense reimbursements) were slightly below, and the total expenses of the Investor Class of the Fund were above, the average and median total expenses reported for the benchmark category. The Trustees took into account that the advisory fees and total expenses (after waivers and expense reimbursements) borne by the Fund were within the range of that borne by funds in the benchmark category.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Nuance’s advisory fee with respect to the Fund continues to be reasonable.

25

NUANCE CONCENTRATED VALUE FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

Economies of Scale.  The Trustees then considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fees for the Funds do not contain breakpoints.  The Trustees additionally took into account the fact that Nuance had expressed reservations about adopting breakpoints for the Fund because of concerns about potential capacity constraints associated with each strategy.

Other Benefits.  The Trustees considered the direct and indirect benefits that could be realized by the Adviser and its affiliates from Nuance’s relationship with the Fund. The Trustees considered the extent to which Nuance utilizes soft dollar arrangements with respect to portfolio transactions, and that Nuance does not use affiliated brokers to execute the Fund’s portfolio transactions.  While the Trustees noted the Fund utilizes Rule 12b-1 fees to pay for shareholder and distribution services performed on behalf of the Investor Class of the Fund, the Trustees observed that distribution expenses that Nuance incurred significantly exceed any Rule 12b-1 payments from the Fund.  The Trustees considered that Nuance may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Nuance does not receive additional material benefits from its relationship with the Fund.

26

(This Page Intentionally Left Blank.)

NUANCE CONCENTRATED VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their cable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
777 E. Wisconsin Ave.
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-ANNUAL-CV

Nuance Mid Cap Value Fund

Institutional Class Shares – NMVLX
Investor Class Shares – NMAVX

Annual Report

www.nuanceinvestments.com	April 30, 2017

NUANCE MID CAP VALUE FUND

May 17, 2017

Dear Fellow Shareholders:

We are pleased to write our annual shareholder letter for the Nuance Mid Cap Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund seeks long-term capital appreciation primarily through investments in equity securities of companies organized in the United States that the investment team believes are high quality, though temporarily out of favor. The strategy typically invests in a portfolio of 50 to 90 companies with at least 80 percent of the portfolio invested in companies with mid-sized market capitalizations. The Adviser defines mid- capitalization companies as companies within the range of the capitalization of companies constituting the Russell Midcap® Index. The Adviser intends to manage the Fund so that the average weighted market capitalization of its portfolio (excluding short-term investments) falls between the range of the smallest and largest members of the Russell Mid Cap Index (defined using a trailing 12-month average of the smallest and largest members on a month to month basis). Although the strategy will invest primarily in the equity securities of U.S. companies, the strategy may invest up to 15% of its assets in equity securities of foreign companies that are in countries classified as “developed” by MSCI. The primary benchmark for the Fund is the Russell Midcap Value Index. Clients may also be interested in comparing the Fund to the S&P 500 Index.

Average Annual Rates of Return as of April 30, 2017:

	1 Year	3 Year	Since Inception(1)
Institutional Class	15.15%	9.43%	10.30%
S&P 500 Index(2)	17.92%	10.47%	10.23%
Russell Midcap Value Index(3)	17.52%	8.86%	9.75%

	1 Year	3 Year	Since Inception(1)
Investor Class, no load	14.84%	9.12%	10.01%
Investor Class with load	9.14%	7.00%	8.07%
S&P 500 Index(2)	17.92%	10.47%	10.23%
Russell Midcap Value Index(3)	17.52%	8.86%	9.75%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely based on returns. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.00% and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

The Fund has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.18% of the average daily net assets of the Investor Class and 0.93% of the average daily net assets of the Institutional Class through at least August 27, 2018. The investor pays the Net Expense Ratio.

The Total Annual Fund Operating Expenses does not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (“AFFE”).

Institutional Class Gross Expense Ratio – 1.19%	Net Expense Ratio – 0.94%
Investor Class Gross Expense Ratio – 1.44%	Net Expense Ratio – 1.19%

(1)	December 31, 2013
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(3)
The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

1

NUANCE MID CAP VALUE FUND

In terms of performance, since its inception on December 31, 2013 through April 30, 2017, the Institutional Class is up 10.30 percent versus its primary index –the Russell Mid Cap Value Index – up 9.75 percent and the S&P 500 Index up 10.23 percent. This Nuance Mid Cap Value product has existed in a separate account form since November 3, 2008. While our Nuance Mid Cap Value Fund underperformed the benchmark over the 1 year time horizon, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients each month, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term. To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the downside potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

The portfolio was stable from a sector perspective during the first part of 2017. We have continued to add to our positions in the Consumer Staples sector and remain overweight as a slowdown in emerging market economies and currency headwinds have caused modest under-earnings across numerous global leaders. We continue to be overweight the Healthcare sector, as the push for healthcare reform following the election in November caused modest underperformance and created buying opportunities in select high quality Healthcare stocks. We also remain overweight Industrials and Materials. Our underweight position in Financials was mostly unchanged during the first four months as just a slight rise in interest rates and the newly recognized possibility of lessened regulation, resulted in significant expectations of returns on capital and earnings expansion during the last several months. We continue to be underweight in the Information Technology, Real Estate and Consumer Discretionary sectors due to valuation concerns.

Thank you for your interest and your continued support.

Scott Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report must be preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Weighted Market Capitalization: The average market capitalization of all companies in a fund – with each company weighted according to its percent held in the fund.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

A Cash Flow is a revenue or expense stream that changes an account over a given period.

Return on capital is a profitability ratio that measures the return that an investment generates for capital contributors.

Earnings growth is not representative of the Fund’s future performance.

Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments is the advisor to the Nuance Mid Cap Value Fund which is distributed by Quasar Distributors, LLC.

2

NUANCE MID CAP VALUE FUND

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of April 30, 2017

			Since
	1 Year	3 Year	Inception(1)
Institutional Class	15.15%	9.43%	10.30%
Investor Class (without sales load)	14.84%	9.12%	10.01%
Investor Class (with sales load)(2)	9.14%	7.00%	8.07%
Russell Midcap Value Index(3)	17.52%	8.86%	9.75%
S&P 500 Index(4)	17.92%	10.47%	10.23%

(1)	December 31, 2013.
(2)	Returns reflects a sales load of 5.00%.
(3)
The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.  This Index cannot be invested in directly.

(4)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

3

NUANCE MID CAP VALUE FUND

Expense Example (Unaudited)
April 30, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (11/1/2016)	Value (4/30/2017)	(11/1/2016 to 4/30/2017)
Investor Class
Actual(2)	$1,000.00	$1,158.40	$6.31
Hypothetical (5% return before expenses)	$1,000.00	$1,018.94	$5.91

Institutional
Actual(2)	$1,000.00	$1,160.30	$4.98
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.18% and 0.93% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2017 of 15.84% and 16.03% for the Investor Class and Institutional Class, respectively.

4

NUANCE MID CAP VALUE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
April 30, 2017

Top Ten Equity Holdings(1) (Unaudited)
as of April 30, 2017
(% of net assets)

Heartland Express, Inc.	4.6%
Mead Johnson Nutrition Co.	4.5%
Smith & Nephew – ADR	4.1%
Northern Trust Corp.	4.1%
Pernod Ricard SA	3.5%
Patterson Companies, Inc.	3.5%
Praxair, Inc.	3.1%
Frank’s International N.V.	3.1%
National Fuel Gas Co.	3.1%
Hub Group, Inc. – Class A	2.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depositary Receipt

5

NUANCE MID CAP VALUE FUND

Schedule of Investments
April 30, 2017

	Shares	Value
COMMON STOCKS – 91.9%

Consumer Discretionary – 3.0%
Ecolab, Inc.	12,253	$1,581,740
Genuine Parts Co.	65,042	5,985,165
VF Corp.	28,052	1,532,481
		9,099,386
Consumer Staples – 11.6%
Henkel AG & Co. KGaA	27,337	3,185,718
Kellogg Co.	20,608	1,463,168
Kimberly-Clark Corp.	23,675	3,071,831
Mead Johnson Nutrition Co.	152,789	13,555,440
Pernod Ricard SA	426,665	10,679,425
Sanderson Farms, Inc.	27,090	3,136,480
		35,092,062
Energy – 4.6%
Dril-Quip, Inc.*	29,748	1,533,509
Frank’s International N.V.	1,044,778	9,507,480
Halliburton Co.	31,324	1,437,145
TechnipFMC PLC*	46,609	1,404,329
		13,882,463
Financials – 14.8%
Aflac, Inc.	40,884	3,061,394
Aspen Insurance Holdings Ltd.	29,129	1,524,903
BB&T Corp.	34,635	1,495,539
BOK Financial Corp.	96,850	8,163,487
Commerce Bancshares, Inc.	81,626	4,485,349
M&T Bank Corp.	19,836	3,082,713
Markel Corp.*	1,533	1,486,397
MetLife, Inc.	28,526	1,477,932
Northern Trust Corp.	137,673	12,390,570
State Street Corp.	20,156	1,691,088
Travelers Companies, Inc.	38,196	4,646,925
W.R. Berkley Corp.	21,053	1,431,183
		44,937,480
Healthcare – 13.7%
Cerner Corp.*	47,305	3,062,999
Globus Medical, Inc. – Class A*	148,232	4,495,876
Patterson Companies, Inc.	239,324	10,647,525
Smith & Nephew – ADR	377,384	12,544,244

See Notes to the Financial Statements

6

NUANCE MID CAP VALUE FUND

Schedule of Investments – Continued
April 30, 2017

	Shares	Value
Healthcare – 13.7% (Continued)
STERIS PLC	20,571	$1,518,140
Stryker Corp.	11,722	1,598,529
Varian Medical Systems, Inc.*	33,733	3,060,932
Waters Corp.*	28,384	4,822,158
		41,750,403
Industrials – 19.5%
Amphenol Corp. – Class A	43,588	3,151,848
Deere & Co.	13,373	1,492,561
Dover Corp.	18,375	1,449,420
Emerson Electric Co.	50,361	3,035,761
Fluor Corp.	87,970	4,514,620
Heartland Express, Inc.	700,778	14,099,653
Hub Group, Inc. – Class A*	225,372	8,823,314
Hubbell, Inc.	12,017	1,359,483
ITT, Inc.	77,570	3,268,024
Lindsay Corp.	17,415	1,512,667
Rockwell Collins, Inc.	60,695	6,317,740
Simpson Manufacturing Co., Inc.	72,269	3,014,340
W.W. Grainger, Inc.	5,808	1,119,202
WABCO Holdings, Inc.*	25,866	3,074,691
Woodward, Inc.	22,489	1,521,831
Xylem, Inc.	31,044	1,595,972
		59,351,127
Materials – 12.3%
Air Products and Chemicals, Inc.	22,012	3,092,686
AptarGroup, Inc.	57,991	4,656,678
Bemis Company, Inc.	67,128	3,016,061
Compass Minerals International, Inc.	68,435	4,516,710
H.B. Fuller Co.	87,841	4,640,640
Linde AG	266,286	4,793,148
Monsanto Co.	26,330	3,070,341
Praxair, Inc.	76,492	9,559,970
		37,346,234
Real Estate – 1.5%
Healthcare Realty Trust, Inc.	47,743	1,565,970
Rayonier, Inc.	104,811	2,957,766
		4,523,736

See Notes to the Financial Statements

7

NUANCE MID CAP VALUE FUND

Schedule of Investments – Continued
April 30, 2017

	Shares	Value
Utilities – 10.9%
California Water Service Group	122,868	$4,386,388
Eversource Energy	51,013	3,030,172
National Fuel Gas Co.	169,003	9,359,386
Northwest Natural Gas Co.	23,726	1,414,070
ONE Gas, Inc.	65,416	4,502,583
Portland General Electric Co.	66,115	2,997,654
WGL Holdings, Inc.	91,839	7,573,045
		33,263,298
Total Common Stocks
(Cost $258,873,364)		279,246,189

SHORT-TERM INVESTMENT – 8.4%
Fidelity Institutional Government Portfolio, Class I, 0.60%^
(Cost $25,683,170)	25,683,170	25,683,170
Total Investments – 100.3%
(Cost $284,556,534)		304,929,359
Other Assets and Liabilities, Net – (0.3)%		(1,020,197)
Total Net Assets – 100.0%		$303,909,162

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of April 30, 2017.
ADR – American Depositary Receipt

See Notes to the Financial Statements

8

NUANCE MID CAP VALUE FUND

Statement of Assets and Liabilities
April 30, 2017

ASSETS:
Investments, at value
(cost $284,556,534)	$304,929,359
Receivable for investment securities sold	1,858,815
Receivable for capital shares sold	909,038
Dividends and interest receivable	270,357
Prepaid expenses	20,270
Total assets	307,987,839

LIABILITIES:
Payable for investment securities purchased	3,281,268
Payable for capital shares redeemed	477,706
Payable to investment adviser	142,996
Payable for fund administration & accounting fees	37,052
Payable for compliance fees	1,658
Payable for transfer agent fees & expenses	25,003
Payable for custody fees	5,999
Payable for trustee fees	2,340
Accrued distribution & shareholder service fees	53,435
Accrued expenses	51,220
Total liabilities	4,078,677

NET ASSETS	$303,909,162

NET ASSETS CONSIST OF:
Paid-in capital	$268,339,227
Undistributed net realized gain on investments	15,197,110
Net unrealized appreciation on investments	20,372,825
Net Assets	$303,909,162

	Investor	Institutional
	Class	Class
Net assets	$19,018,602	$284,890,560
Shares issued and outstanding(1)	1,573,048	23,509,084
Net asset value, redemption price and minimum offering price per share(2)	$12.09	$12.12
Maximum offering price per share ($12.09/0.95)(3)	$12.73	N/A

(1)	Unlimited shares authorized with no par value.
(2)	A contingent deferred sales charge (CDSC) of 1.00% may be charged on certain shares redeemed within 12 months of purchase on Investor Class shares.
(3)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements

9

NUANCE MID CAP VALUE FUND

Statement of Operations
For the Year Ended April 30, 2017

INVESTMENT INCOME:
Dividend income	$3,560,475
Less: Foreign taxes withheld	(49,802)
Interest income	77,722
Total investment income	3,588,395

EXPENSES:
Investment adviser fees (See Note 4)	1,550,122
Fund administration & accounting fees (See Note 4)	180,976
Transfer agent fees & expenses (See Note 4)	166,857
Federal & state registration fees	58,230
Postage & printing fees	39,638
Custody fees (See Note 4)	30,377
Audit fees	17,001
Trustee fees (See Note 4)	10,167
Compliance fees (See Note 4)	9,991
Other	9,783
Legal fees	9,000
Distribution & shareholder service fees (See Note 5):
Investor Class	56,525
Institutional Class	171,370
Total expenses before waiver	2,310,037
Less: waiver from investment adviser (See Note 4)	(197,578)
Net expenses	2,112,459

NET INVESTMENT INCOME	1,475,936

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	19,158,964
Net change in unrealized appreciation on investments	11,704,669

Net realized and unrealized gain on investments	30,863,633

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,339,569

See Notes to the Financial Statements

10

NUANCE MID CAP VALUE FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	April 30, 2017	April 30, 2016
OPERATIONS:
Net investment income	$1,475,936	$452,189
Net realized gain on investments	19,158,964	1,326,604
Net change in unrealized appreciation on investments	11,704,669	8,091,199
Net increase in net assets resulting from operations	32,339,569	9,869,992

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	7,765,344	10,377,260
Proceeds from reinvestment of distributions	282,799	28,639
Payments for shares redeemed	(1,797,925)	(23,509)
Increase in net assets resulting from Investor Class transactions	6,250,218	10,382,390
Institutional Class:
Proceeds from shares sold	235,961,136	78,851,673
Proceeds from reinvestment of distributions	3,213,451	1,649,506
Payments for redemption-in-kind	—	(10,000,000)
Payments for shares redeemed	(65,448,846)	(19,435,910)
Increase in net assets resulting from Institutional Class transactions	173,725,741	51,065,269
Net increase in net assets resulting from capital share transactions	179,975,959	61,447,659

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(71,276)	(6,542)
Institutional Class	(1,411,158)	(461,512)
From net realized gains:
Investor Class	(220,512)	(22,153)
Institutional Class	(3,371,957)	(1,371,440)
Total distributions to shareholders	(5,074,903)	(1,861,647)

TOTAL INCREASE IN NET ASSETS	207,240,625	69,456,004

NET ASSETS:
Beginning of year	96,668,537	27,212,533
End of year (including undistributed net
investment income of $0 and $0, respectively)	$303,909,162	$96,668,537

See Notes to the Financial Statements

11

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

				For the Period
	Year Ended	Year Ended	Year Ended	Inception Through
	April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014(1)
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$10.72	$10.41	$10.55	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.05	0.10	0.08	0.02
Net realized and unrealized
gain on investments	1.53	0.63	0.47	0.55
Total from investment operations	1.58	0.73	0.55	0.57

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.05)	(0.08)	(0.09)	(0.02)
Distributions from net realized gains	(0.16)	(0.34)	(0.60)	—
Total distributions	(0.21)	(0.42)	(0.69)	(0.02)

Net asset value, end of period	$12.09	$10.72	$10.41	$10.55

TOTAL RETURN(2)(3)	14.84%	7.34%	5.41%	5.72%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$19.0	$11.0	$0.5	$0.0 (4)

Ratio of expenses to average net assets(5):
Before expense reimbursement	1.41%	1.71%	2.08%	2.72%
After expense reimbursement	1.27%	1.40%	1.40%	1.40%

Ratio of net investment income (loss)
to average net assets(5):
Before expense reimbursement	0.32%	0.48%	0.08%	(0.71)%
After expense reimbursement	0.46%	0.79%	0.76%	0.61%

Portfolio turnover rate(3)	124%	105%	137%	46%

(1)	Inception date of the Fund was December 31, 2013.
(2)	Total return does not reflect sales charges.
(3)	Not annualized for periods less than one year.
(4)	Amount rounds to zero.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

12

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

				For the Period
	Year Ended	Year Ended	Year Ended	Inception Through
	April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014(1)
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$10.74	$10.42	$10.55	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.08	0.11	0.11	0.03
Net realized and unrealized
gain on investments	1.54	0.66	0.48	0.55
Total from investment operations	1.62	0.77	0.59	0.58

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.08)	(0.11)	(0.12)	(0.03)
Distributions from net realized gains	(0.16)	(0.34)	(0.60)	—
Total distributions	(0.24)	(0.45)	(0.72)	(0.03)

Net asset value, end of period	$12.12	$10.74	$10.42	$10.55

TOTAL RETURN(2)	15.15%	7.66%	5.70%	5.77%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$284.9	$85.6	$26.7	$21.3

Ratio of expenses to average net assets(3):
Before expense reimbursement	1.09%	1.30%	1.75%	2.48%
After expense reimbursement	1.00%	1.15%	1.15%	1.15%

Ratio of net investment income (loss)
to average net assets(3):
Before expense reimbursement	0.64%	0.89%	0.41%	(0.46)%
After expense reimbursement	0.73%	1.04%	1.01%	0.87%

Portfolio turnover rate(2)	124%	105%	137%	46%

(1)	Inception date of the Fund was December 31, 2013.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

13

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements
April 30, 2017

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Mid Cap Value Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on December 31, 2013.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% distribution fee and each class of shares is subject to a shareholder servicing fee of up to 0.15%.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the year ended April 30, 2017, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the year ended April 30, 2017, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of opera-

14

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2017

tions or net asset values per share of the Fund.  For the year ended April 30, 2017, the Fund increased undistributed net investment income by $6,498, and decreased undistributed net realized gain by $(6,498).

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Distribution fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

15

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2017

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$279,246,189	$—	$—	$279,246,189
Short-Term Investment	25,683,170	—	—	25,683,170
Total Investments in Securities	$304,929,359	$—	$—	$304,929,359

Transfers between levels are recognized at the end of the reporting year.  During the year ended April 30, 2017, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the year.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

Effective November 2, 2016, the Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.18% and 0.93% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.  Prior to November 2, 2016, these were 1.40% and 1.15% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
April 30, 2018	$142,134
April 30, 2019	$ 65,845
April 30, 2020	$197,578

16

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2017

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust including the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended April 30, 2017 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended April 30, 2017, the Investor Class incurred expenses of $35,328 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the year ended April 30, 2017, the Investor and Institutional Class incurred $21,197 and $171,370, respectively, of shareholder servicing fees under the Agreement.

17

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2017

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Year Ended	Year Ended
	April 30, 2017	April 30, 2016
Investor Class:
Shares sold	678,298	980,650
Shares issued to holders in reinvestment of distributions	24,382	2,863
Shares redeemed	(159,748)	(2,320)
Net increase in Investor Class shares	542,932	981,193

Institutional Class:
Shares sold	20,957,013	8,128,778
Shares issued to holders in reinvestment of distributions	276,531	164,624
Shares for redemption-in-kind	—	(1,002,004)
Shares redeemed	(5,695,827)	(1,881,939)
Net increase in Institutional Class shares	15,537,717	5,409,459
Net increase in shares outstanding	16,080,649	6,390,652

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended April 30, 2017, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$393,766,901	$234,529,281

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2017, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$27,059,852	$(7,608,992)	$19,450,860	$285,478,499

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2017, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$11,973,026	$4,146,049	$ —	$19,450,860	$35,569,935

As of April 30, 2017, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2017, the Fund does not  plan to defer any qualified late year losses.

18

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2017

The tax character of distributions paid during the year ended April 30, 2017, were as follows:

	Long Term
Ordinary Income*	Capital Gains	Total
$5,074,903	$—	$5,074,903

The tax character of distributions paid during the year ended April 30, 2016, were as follows:

	Long Term
Ordinary Income*	Capital Gains	Total
$1,246,744	$614,903	$1,861,647

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2017.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As April 30, 2017, Morgan Stanley Smith Barney, LLC for the benefit of its customers, owned 28.59% of the outstanding shares of the Fund.

10.  SUBSEQUENT EVENT

Effective May 8, 2017, the Fund began offering a third class of shares, the Z Class. The Z Class is not subject to a sales charge nor any distribution or service fees. The Z Class has identical rights and privileges with respect to voting on matters affecting a single share class.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

19

NUANCE MID CAP VALUE FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Nuance Mid Cap Value Fund and
Board of Trustees of Managed Portfolio Series

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nuance Mid Cap Value Fund (the “Fund”), a series of Managed Portfolio Series, as of April 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nuance Mid Cap Value Fund as of April 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio
June 28, 2017

20

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited)
April 30, 2017

TRUSTEES AND OFFICERS

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees

Leonard M. Rush,	Lead	Indefinite	37	Retired, Chief Financial	Independent
CPA	Independent	Term;		Officer, Robert W. Baird	Trustee,
615 E. Michigan St.	Trustee	Since		& Co. Incorporated	ETF Series
Milwaukee, WI 53202	and Audit	April 2011		(2000-2011).	Solutions
Year of Birth: 1946	Committee				(16 Portfolios)
	Chairman				(2012-Present);
Director, Anchor
Bancorp
Wisconsin, Inc.
(2011-2013).

David A. Massart	Trustee	Indefinite	37	Co-Founder and Chief	Independent
615 E. Michigan St.	and	Term;		Investment Strategist,	Trustee,
Milwaukee, WI 53202	Valuation	Since		Next Generation Wealth	ETF Series
Year of Birth: 1967	Committee	April 2011		Management, Inc.	Solutions
	Chairman			(2005-Present).	(16 Portfolios)
(2012-Present).

David M. Swanson	Trustee	Indefinite	37	Founder and Managing	Independent
615 E. Michigan St.		Term;		Principal, SwanDog	Trustee,
Milwaukee, WI 53202		Since		Strategic Marketing, LLC	ALPS Variable
Year of Birth: 1957		April 2011		(2006-Present); Executive	Investment Trust
				Vice President, Calamos	(11 Portfolios)
				Investments (2004-2006).	(2006-Present);
Independent
Trustee,
RiverNorth
Opportunities
Closed-End Fund
(2015-Present).
Interested Trustee

Robert J. Kern*	Chairman,	Indefinite	37	Executive Vice President,	None
615 E. Michigan St.	and Trustee	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202		Since		Services, LLC
Year of Birth: 1958		January 2011		(1994-Present).

21

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2017

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Officers

James R. Arnold	President	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	and	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	Since		Services, LLC
Year of Birth: 1957	Executive	January 2011		(2002-Present).
Officer

Deborah Ward	Vice	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	President,	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	Chief	Since		Services, LLC
Year of Birth: 1966	Compliance	April 2013		(2004-Present).
Officer and
Anti-Money
Laundering
Officer

Brian R. Wiedmeyer	Treasurer	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	and	Term;		Fund Services, LLC
Milwaukee, WI 53202	Principal	Since		(2005-Present).
Year of Birth: 1973	Financial	January 2011
Officer

Jeanine M. Bajczyk,	Secretary	Indefinite	N/A	Senior Vice President and	N/A
Esq.		Term;		Counsel, U.S. Bancorp
615 E. Michigan St.		Since		Fund Services, LLC
Milwaukee, WI 53202		August 2015		(2006-Present).
Year of Birth: 1965

Thomas A. Bausch,	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
Esq.	Secretary	Term;		U.S. Bancorp Fund Services,
615 E. Michigan St.		Since		LLC (2016-Present); Associate,
Milwaukee, WI 53202		May 2016		Godfrey & Kahn, S.C.
Year of Birth: 1979				(2012-2016); Graduate,
University of Wisconsin
Law School (2009-2012).

Ryan L. Roell	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		Since		LLC (2005-Present).
Year of Birth: 1973		September 2012

22

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2017

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years

Benjamin Eirich	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		Since		LLC (2008-Present).
Year of Birth: 1981		May 2016

Doug Schafer	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		Since		LLC (2002-Present).
Year of Birth: 1970		May 2016

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

23

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2017

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended April 30, 2017, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the American Taxpayer Relief Act of 2012.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 25.58% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2017 was 21.87% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 70.92%.

24

NUANCE MID CAP VALUE FUND

Approval of Investment Advisory Agreement (Unaudited)

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 21-22, 2017, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Nuance Investments, LLC (“Nuance” or the “Adviser”) regarding the Nuance Mid Cap Value Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to this meeting and at a meeting held on January 9, 2017, the Trustees received and considered information from Nuance and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by Nuance with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Nuance; (3) the costs of the services provided by Nuance and the profits realized by Nuance from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for that Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Nuance and its affiliates resulting from its relationship the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including at an in-person presentation by a representative of Nuance, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Nuance set forth in the Investment Advisory Agreement, as it relates to the Fund, continue to be fair and reasonable in light of the services that Nuance performs, the investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Nuance provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining for the Fund the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Nuance effected on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees noted Nuance’s assets under management and its strong capitalization, as well as Nuance’s affiliation with Montage Investments, LLC which, through its numerous advisory subsidiaries, oversees approximately $20 bil-

25

NUANCE MID CAP VALUE FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

lion in assets.  The Trustees considered the investment philosophy of the Fund’s portfolio managers and their investment analysis and portfolio management experience, noting one portfolio manager’s significant experience managing assets utilizing investment objectives similar to those of the Fund.  The Trustees concluded that they are satisfied with the nature, extent and quality of services that Nuance provides to the Fund under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of Nuance. In assessing the quality of the portfolio management delivered by Nuance, the Trustees reviewed the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to appropriate securities benchmark indices, the Fund’s respective peer funds according to Morningstar classifications, and the Fund’s composite of separate accounts that Nuance manages utilizing a similar investment strategy.  When reviewing the Fund’s performance against its Morningstar peer group universe, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its respective peer group. The Trustees considered that the Fund’s year-to-date and one-year performance as of October 31, 2016 exceeded the median and average of the Fund’s Morningstar peer group.  The Trustees also considered the Fund’s investment performance compared to its benchmarks, noting the Fund had outperformed the S&P 500 Index for the year-to-date and one-year periods ended October 31, 2016 but trailed the Russell 3000 Value Index over the same timeframe.  The Trustees then observed that the Fund’s performance was consistent with the performance of a composite of similar accounts managed by Nuance over all relevant time periods.

Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fee that the Fund pays to Nuance under the Investment Advisory Agreement, as well as Nuance’s profitability from services that Nuance and its affiliates rendered to the Fund during the 12 month period ended June 30, 2016. The Trustees also considered the effect of an expense limitation agreement on Nuance’s compensation and that Nuance has contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus.  The Trustees also considered the management fees Nuance charges to separately managed accounts with investment strategies similar to those of the Fund.  They observed that Nuance charges management fees that range above and below the management fees charged by the Fund, depending on assets under management. The Trustees also took into account, however, that Nuance has additional responsibilities with respect to the Fund, including additional compliance obligations and the preparation of Board and shareholder materials, which justify a higher fee.  The Trustees concluded that Nuance’s service relationship with the Fund had not been profitable.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of the contractual expenses borne by the Fund and those of funds in the same Morningstar benchmark category.  The Trustees noted that the Fund’s advisory fee was below the average and median advisory fees of funds comprising the benchmark category. The total expenses of the Institutional Class (after waivers and expense reimbursements) were below the average and median total expenses of funds comprising the benchmark category, but the total expenses of the Investor Class were higher than the median and average for the benchmark category. When the benchmark category was limited to funds with similar assets under management to those of the Nuance Mid Cap Value Fund, the total expenses of the Investor Class of the Fund were slightly lower than the median total expenses. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Nuance’s advisory fee with respect to the Fund continues to be reasonable.

26

NUANCE MID CAP VALUE FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

Economies of Scale.  The Trustees then considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fees for the Fund does not contain breakpoints.  The Trustees additionally took into account the fact that Nuance had expressed reservations about adopting breakpoints for the Fund because of concerns about potential capacity constraints associated with the strategy.

Other Benefits.  The Trustees considered the direct and indirect benefits that could be realized by the Adviser and its affiliates from Nuance’s relationship with the Fund. The Trustees considered the extent to which Nuance utilizes soft dollar arrangements with respect to portfolio transactions, and that Nuance does not use affiliated brokers to execute the Fund’s portfolio transactions.  While the Trustees noted the Fund utilizes Rule 12b-1 fees to pay for shareholder and distribution services performed on behalf of the Investor Class of the Fund, the Trustees observed that the distribution expenses that Nuance incurred significantly exceed any Rule 12b-1 payments from the Fund.  The Trustees considered that Nuance may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Nuance does not receive additional material benefits from its relationship with the Fund.

27

(This Page Intentionally Left Blank.)

NUANCE MID CAP VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
777 E. Wisconsin Ave.
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-ANNUAL-MCV

Nuance Concentrated Value Long-Short Fund

Institutional Class Shares – NCLSX
Investor Class Shares – NCLIX

Annual Report

www.nuanceinvestments.com	April 30, 2017

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

May 17, 2017

Dear Fellow Shareholders:

We are pleased to write our annual shareholder letter for the Nuance Concentrated Value Long-Short Fund (the “Fund”). The Fund seeks long-term capital appreciation by taking long positions in securities priced below, and short positions in securities priced above, our internal view of their estimated intrinsic value. The Fund will typically maintain 15-35 long positions and up to 50 short positions.

Average Annual Rates of Return as of April 30, 2017:

	1 Year	Since Inception(1)
Institutional Class	5.15%	11.70%
S&P 500 Index(2)	17.92%	14.65%

	1 Year	Since Inception(1)
Investor Class	4.69%	11.26%
S&P 500 Index(2)	17.92%	14.65%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely based on returns. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

The Fund has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.55% of the average daily net assets of the Investor Class and 1.30% of the average daily net assets of the Institutional Class through at least August 27, 2017. The investor pays the Net Expense Ratio.

Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.

Institutional Class Gross Expense Ratio – 3.88%	Net Expense Ratio – 2.18%
Investor Class Gross Expense Ratio – 4.13%	Net Expense Ratio – 2.43%

(1)	December 31, 2015
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

In terms of performance, since its inception on December 31, 2015 through April 30, 2017, the Institutional Class is up 11.70 percent versus its primary index –the S&P 500 Index – up 14.65 percent. While our Nuance Concentrated Value Long Short Fund underperformed the benchmark over the 1 year time horizon, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients each month, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long-term. To do this, we focus our attention on studying one company at a time using the Nuance approach.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Nuance employs a bottoms-up stock selection process that emphasizes one stock at a time valuation and fundamental work. Sector/industry weightings are a fallout primarily of the emphasis of the team to optimize the risk versus reward profile of the portfolio. We would note that often specific events will result in an entire industry or sector being out of favor and thus showing positively skewed risk versus rewards. During those periods, we are likely to be overweight those areas. The reverse is also true and certain sectors or industries can become overvalued at the same time. During those periods we would be underweight. Those decisions are made as a direct result of the time tested process of studying valuations for leading business franchises one stock at a time as opposed to a top-down view of a space.

On the long side, we continue to be overweight in the Consumer Staples sector as what appears to be a slowdown in emerging market economies and currency headwinds have caused modest under-earnings across numerous global leaders. Our overweight the Healthcare sector was primarily the result of the push for healthcare reform following the election in November, which caused modest underperformance and created buying opportunities in select high quality Healthcare stocks. Our largest underweight position continues to be the Financial sector as just a slight rise in interest rates and the newly recognized possibility of lessened regulation, resulted in significant expectations of returns on capital and earnings expansion during the second half of 2016. We remain underweight in the Information Technology, Real Estate, Utility, and Consumer Discretionary sectors due to valuation concerns.

On the short side, we are seeing opportunities in the Real Estate, Consumer Discretionary, and Industrials sectors. The Real Estate sector appears overvalued due to what we have termed the chase for yield. Additionally, we believe we are finding some attractive shorts in the Consumer Discretionary Sectors as we believe low energy prices have driven many of those businesses to peak returns on capital. Lastly, in the Industrial sector, we are seeing opportunities in waste disposal companies as they are enjoying what we view as peak pricing combined with peak volumes.

Thank you for your interest and your continued support.

Chad Baumler, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report should be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Return on capital is a profitability ratio that measures the return that an investment generates for capital contributors.

Earnings growth is not representative of the Fund’s future performance.

Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments is the advisor to the Nuance Concentrated Value Long-Short Fund which is distributed by Quasar Distributors, LLC.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annual Rates of Return (%) As of April 30, 2017

		Since
	1 Year	Inception(1)
Institutional Class	5.15%	11.70%
Investor Class	4.69%	11.26%
S&P 500 Index(2)	17.92%	14.65%

(1)	December 31, 2015.
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Expense Example (Unaudited)
April 30, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (11/1/2016)	Value (4/30/2017)	(11/1/2016 to 4/30/2017)
Investor Class
Actual(2)(3)	$1,000.00	$1,037.50	$15.26
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,009.82	$15.05

Institutional Class
Actual(2)(3)	$1,000.00	$1,040.10	$13.71
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,011.36	$13.51

(1)
Expenses are equal to the Fund’s annualized expense ratio for the six-month period of 3.02% and 2.71% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period of 3.75% and 4.01% for the Investor Class and Institutional Class, respectively.
(3)	Excluding dividends and interest on short positions, the actual expenses would be $7.83 and $6.58 for the Investor Class and Institutional Class, respectively.
(4)	Excluding dividends and interest on short positions, the hypothetical expenses would be $7.75 and $6.51 for the Investor Class and Institutional Class, respectively.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
April 30, 2017

Top Ten Long Positions(2) (Unaudited)
as of April 30, 2017 (% of net assets)

Diageo PLC – ADR	6.0%
Frank’s International N.V.	4.8%
Heartland Express, Inc.	4.5%
Smith & Nephew – ADR	4.2%
Praxair, Inc.	4.2%
Northern Trust Corp.	4.1%
Abbott Laboratories	3.9%
Mead Johnson Nutrition Co.	3.8%
Procter & Gamble	3.8%
Unilever NV	3.6%

Top Five Short Positions(2) (Unaudited)
as of April 30, 2017 (% of net assets)

Home Depot, Inc.	-4.0%
Southwest Airlines Co.	-3.9%
Waste Management, Inc.	-3.8%
Ross Stores, Inc.	-3.7%
Restaurant Brands International, Inc.	-3.6%

(1)	Excludes short positions.
(2)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments
April 30, 2017

	Shares	Value
COMMON STOCKS – 75.7%

Consumer Staples – 22.4%
Diageo PLC – ADR (a)	27,336	$3,210,067
Mead Johnson Nutrition Co. (a)	23,238	2,061,675
Pernod Ricard SA (a)	65,741	1,645,497
Procter & Gamble (a)	23,486	2,051,032
Unilever NV (a)	37,035	1,934,709
Wal-Mart Stores, Inc. (a)	14,711	1,105,973
		12,008,953
Energy – 8.4%
Frank’s International N.V. (a)	283,128	2,576,465
Schlumberger Ltd. (a)	26,448	1,919,860
		4,496,325
Financials – 6.9%
BOK Financial Corp. (a)	17,486	1,473,895
Northern Trust Corp. (a)	24,463	2,201,670
		3,675,565
Healthcare – 17.5%
Abbott Laboratories (a)	47,846	2,087,999
Cerner Corp. (a)*	12,480	808,080
Globus Medical, Inc. – Class A (a)*	17,792	539,631
Johnson & Johnson (a)	14,838	1,832,048
Patterson Companies, Inc. (a)	41,614	1,851,407
Smith & Nephew – ADR (a)	67,998	2,260,254
		9,379,419
Industrials – 11.2%
Emerson Electric Co. (a)	8,291	499,781
Heartland Express, Inc. (a)	119,615	2,406,654
Hub Group, Inc. – Class A (a)*	32,585	1,275,703
United Parcel Service, Inc. – Class B (a)	16,949	1,821,340
		6,003,478
Materials – 6.6%
Compass Minerals International, Inc. (a)	11,518	760,188
H.B. Fuller Co. (a)	10,265	542,300
Praxair, Inc. (a)	17,831	2,228,518
		3,531,006

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments – Continued
April 30, 2017

	Shares	Value
Utilities – 2.7%
National Fuel Gas Co. (a)	26,611	$1,473,717
Total Common Stocks
(Cost $38,454,011)		40,568,463

SHORT-TERM INVESTMENT – 23.0%
Fidelity Institutional Government Portfolio, Class I, 0.60%^
(Cost $12,335,466)	12,335,466	12,335,466
Total Investments – 98.7%
(Cost $50,789,477)		52,903,929
Other Assets and Liabilities, Net – 1.3%		673,565
Total Net Assets – 100.0%		$53,577,494

(a)	All or a portion of this security is designated as collateral for securities sold short. As of April 30, 2017, the value of the collateral was $40,568,463.
*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of April 30, 2017.
ADR – American Depositary Receipt

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short
April 30, 2017

	Shares	Value
COMMON STOCKS – 67.9%

Consumer Discretionary – 29.1%
Carnival Corp.	6,578	$406,323
Cintas Corp.	3,606	441,627
Delta Air Lines, Inc.	8,877	403,371
Domino’s Pizza, Inc.	2,574	466,898
Home Depot, Inc.	13,677	2,134,980
McDonalds Corp.	7,900	1,105,447
Newell Brands, Inc.	8,292	395,860
Restaurant Brands International, Inc.	34,132	1,917,194
Ross Stores, Inc.	30,298	1,969,370
Royal Caribbean Cruises Ltd.	10,674	1,137,848
Scotts Miracle-Gro Co. – Class A	5,058	488,603
Six Flags Entertainment Corp.	6,567	411,160
Southwest Airlines Co.	37,169	2,089,641
Stanley Black & Decker, Inc.	3,381	460,323
TJX Companies, Inc.	11,936	938,647
Yum China Holding, Inc.	12,329	810,632
		15,577,924
Consumer Staples – 8.2%
Altria Group, Inc.	26,613	1,910,281
Coca-Cola Co.	22,211	958,405
Costco Wholesale Corp.	2,305	409,184
Ingredion, Inc.	2,811	348,058
Kraft Heinz Co.	3,893	351,888
PepsiCo, Inc.	3,427	388,210
		4,366,026
Financials – 3.9%
Allstate Corp.	12,147	987,430
Cincinnati Financial Corp.	4,087	294,632
Prudential Financial, Inc.	4,032	431,545
Progressive Corp.	10,009	397,557
		2,111,164
Industrials – 7.3%
Eaton Corporation PLC	5,530	418,289
Illinois Tool Works, Inc.	3,188	440,231
Republic Services, Inc.	15,947	1,004,502
Waste Management, Inc.	28,191	2,051,741
		3,914,763

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short – Continued
April 30, 2017

	Shares	Value
Materials – 1.4%
Avery Dennison Corp.	5,036	$419,046
Ball Corp.	4,634	356,308
		775,354
Real Estate – 9.8%
AvalonBay Communities, Inc.	2,152	408,536
Boston Properties, Inc.	3,089	391,067
Equity Residential	6,727	434,430
Prologis, Inc.	17,856	971,545
Public Storage	1,920	402,009
Realty Income Corp.	15,636	912,361
Simon Property Group, Inc.	2,631	434,799
Vornado Realty Trust	3,934	378,608
Weyerhaeuser Co.	27,048	916,116
		5,249,471
Utilities – 8.2%
Consolidated Edison, Inc.	12,432	985,609
Duke Energy Corp.	5,061	417,532
Edison International	13,459	1,076,316
PG&E Corp.	6,218	416,917
WEC Energy Group, Inc.	7,155	433,021
Xcel Energy, Inc.	23,180	1,044,259
		4,373,654
Total Securities Sold Short
(Proceeds $34,273,436)		$36,368,356

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Assets and Liabilities
April 30, 2017

ASSETS:
Investments, at value
(cost $50,789,477)	$52,903,929
Cash(1)	280,144
Deposits at broker(1)	37,836,525
Receivable for investment securities sold	478,450
Receivable for capital shares sold	132,075
Dividends & interest receivable	60,820
Prepaid expenses	17,840
Total assets	91,709,783

LIABILITIES:
Securities sold short, at value (proceeds $34,273,436)	36,368,356
Dividends payable	6,998
Payable for investment securities purchased	1,559,773
Payable for capital shares redeemed	106,886
Payable to investment adviser	32,828
Payable for fund administration & accounting fees	10,970
Payable for transfer agent fees & expenses	4,504
Payable for custody fees	1,697
Payable for trustee fees	2,269
Payable for compliance fees	1,660
Accrued distribution & shareholder service fees	7,916
Accrued expenses	28,432
Total liabilities	38,132,289

NET ASSETS	$53,577,494

NET ASSETS CONSIST OF:
Paid-in capital	$51,863,594
Undistributed net realized gain on investments	1,694,368
Net unrealized appreciation (depreciation) on:
Investments	2,114,452
Securities sold short	(2,094,920)
Net Assets	$53,577,494

	Investor	Institutional
	Class	Class
Net Assets	$1,286,187	$52,291,307
Shares issued and outstanding(2)	114,232	4,620,648
Net asset value, redemption price and offering price per share	$11.26	$11.32

(1)	Pledged as collateral for securities sold short.
(2)	Unlimited shares authorized with no par value.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Operations
For the Year Ended April 30, 2017

INVESTMENT INCOME:
Dividend income	$558,796
Less: Foreign taxes withheld	(13,109)
Interest income	28,470
Total investment income	574,157

EXPENSES:
Dividend & broker interest on short positions	476,214
Investment adviser fees (See Note 4)	328,627
Fund administration & accounting fees (See Note 4)	82,503
Federal & state registration fees	51,150
Transfer agent fees & expenses (See Note 4)	29,013
Audit fees	18,142
Compliance fees (See Note 4)	10,020
Custody fees (See Note 4)	9,895
Trustee fees (See Note 4)	9,429
Legal fees	9,030
Postage & printing fees	6,277
Other	5,450
Distribution & shareholder service fees (See Note 5):
Investor Class	10,290
Institutional Class	12,760
Total expenses before waiver	1,058,800
Less: waiver from investment adviser (See Note 4)	(148,788)
Net expenses	910,012

NET INVESTMENT LOSS	(335,855)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on transactions from:
Investments	2,662,958
Securities sold short	307,423
Net change in unrealized appreciation (depreciation) on:
Investments	614,618
Securities sold short	(2,074,457)
Net realized and unrealized gain on investments	1,510,542

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,174,687

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statements of Changes in Net Assets

		For the Period
		Inception(1)
	Year Ended	through
	April 30, 2017	April 30, 2016
OPERATIONS:
Net investment loss	$(335,855)	$(7,169)
Net realized gain (loss) on transactions from:
Investments	2,662,958	(28,057)
Securities sold short	307,423	81,739
Net change in unrealized appreciation (depreciation) on:
Investments	614,618	1,499,834
Securities sold short	(2,074,457)	(20,463)
Net increase in net assets resulting from operations	1,174,687	1,525,884

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	8,139,912	228,744
Proceeds from reinvestment of distributions	172,200	—
Payments for shares redeemed	(7,268,644)	—
Increase in net assets resulting from Investor Class transactions	1,043,468	228,744
Institutional Class:
Proceeds from shares sold	36,140,110	15,910,501
Proceeds from reinvestment of distributions	783,869	—
Payments for shares redeemed	(2,242,801)	(297)
Increase in net assets resulting from Institutional Class transactions	34,681,178	15,910,204
Net increase in net assets resulting from capital share transactions	35,724,646	16,138,948

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	—	—
Institutional Class	—	—
From net realized gains:
Investor Class	(175,087)	—
Institutional Class	(811,584)	—
Total distributions to shareholders	(986,671)	—

TOTAL INCREASE IN NET ASSETS	35,912,662	17,664,832

NET ASSETS:
Beginning of period	17,664,832	—
End of period (including accumulated net investment
income of $0 and $0, respectively)	$53,577,494	$17,664,832

(1)	Inception date of the Fund was December 31, 2015.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the period.
		For the Period
		Inception(1)
	Year Ended	Through
	April 30, 2017	April 30, 2016
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$11.01	$10.00

INVESTMENT OPERATIONS:
Net investment loss	(0.34)	(0.00	)(2)
Net realized and unrealized gain on investments	0.86	1.01
Total from investment operations	0.52	1.01

LESS DISTRIBUTIONS:
Distributions from net investment income	—	—
Distributions from net realized gains	(0.27)	—
Total distributions	(0.27)	—

Net asset value, end of period	$11.26	$11.01

TOTAL RETURN(3)	4.69%	10.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$1.3	$0.2

Ratio of expenses to average net assets(4):
Before expense reimbursement	3.48%	3.61%
After expense reimbursement	3.04%	2.06%

Ratio of expenses excluding dividends & interest on
short positions to average net assets(4):
Before expense reimbursement	1.99%	3.10%
After expense reimbursement	1.55%	1.55%

Ratio of net investment loss to average net assets(4):
Before expense reimbursement/waiver	(1.92)%	(1.58)%
After expense reimbursement/waiver	(1.48)%	(0.03)%

Portfolio turnover rate(3)	93%	51%

(1)	Inception date of the Fund was December 31, 2015.
(2)	Amount rounds to less than $0.01.
(3)	Not annualized for periods less than 1 year.
(4)	Annualized for periods less than 1 year.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the period.
		For the Period
		Inception(1)
	Year Ended	Through
	April 30, 2017	April 30, 2016
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$11.02	$10.00

INVESTMENT OPERATIONS:
Net investment loss	(0.06)	(0.00	)(2)
Net realized and unrealized gain on investments	0.63	1.02
Total from investment operations	0.57	1.02

LESS DISTRIBUTIONS:
Distributions from net investment income	—	—
Distributions from net realized gains	(0.27)	—
Total distributions	(0.27)	—

Net asset value, end of period	$11.32	$11.02

TOTAL RETURN(3)	5.15%	10.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$52.3	$17.4

Ratio of expenses to average net assets(4):
Before expense reimbursement	3.20%	3.73%
After expense reimbursement	2.75%	2.18%

Ratio of expenses excluding dividends & interest on
short positions to average net assets(4):
Before expense reimbursement	1.75%	2.85%
After expense reimbursement	1.30%	1.30%

Ratio of net investment loss to average net assets(4):
Before expense reimbursement	(1.43)%	(1.70)%
After expense reimbursement	(0.98)%	(0.15)%

Portfolio turnover rate(3)	93%	51%

(1)	Inception date of the Fund was December 31, 2015.
(2)	Amount rounds to less than $0.01.
(3)	Not annualized for periods less than 1 year.
(4)	Annualized for periods less than 1 year.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements
April 30, 2017

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Long-Short Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on December 31, 2015.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% distribution fee and each class of shares is subject to a shareholder servicing fee of up to 0.15%.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the year ended April 30, 2017, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the year ended April 30, 2017, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  For the year ended April 30, 2017, the Fund increased accumulated net investment loss by $335,855, and decreased undistributed net realized gain by $(335,855).

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2017

Short Sales – A short sale is the sale by the Fund of a security which they do not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, the Fund segregates liquid securities at least equal to the value of the securities sold short (not including the proceeds from the short sales).

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Distribution fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2017

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$40,568,463	$—	$—	$40,568,463
Short-Term Investment	12,335,466	—	—	12,335,466
Total Investments in Securities	$52,903,929	$—	$—	$52,903,929

Securities Sold Short
Common Stocks	$(36,368,356)	$—	$—	$(36,368,356)
Total Securities Sold Short	$(36,368,356)	$—	$—	$(36,368,356)

Transfers between levels are recognized at the end of the reporting year.  During the year ended April 30, 2017, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the year.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, dividends and interest on short positions, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.55% and 1.30% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2017

period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
April 30, 2019	$ 75,414
April 30, 2020	$148,788

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust including the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended April 30, 2017, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended April 30, 2017, the Investor Class incurred expenses of $6,582 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2017

year ended April 30, 2017, the Investor and Institutional Class incurred $3,708 and $12,760, respectively, of shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

		For the Period
	Year Ended	Inception(1) through
	April 30, 2017	April 30, 2016
Investor Class:
Shares sold	711,203	21,721
Shares issued to holders in reinvestment of distributions	14,999	—
Shares redeemed	(633,691)	—
Net increase in Investor Class shares	92,511	21,721

Institutional Class:
Shares sold	3,167,524	1,581,233
Shares issued to holders in reinvestment of distributions	68,104	—
Shares redeemed	(196,186)	(27)
Net increase in Institutional Class shares	3,039,442	1,581,206
Net increase in shares outstanding	3,311,953	1,602,927

(1)  Inception date of the Fund was December 31, 2015.

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments and short positions, by the Fund for the year ended April 30, 2017, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$46,302,827	$23,723,761

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities (excluding short positions) held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2017, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$3,484,403	$(1,874,751)	$1,609,652	$51,294,277

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2017, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$1,218,318	$980,850	$(2,094,920)	$1,609,652	$1,713,900

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2017

As of April 30, 2017, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2017, the Fund does not plan to defer any qualified late year losses.

The tax character of distributions paid during the year ended April 30, 2017, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$986,671	$ —	$986,671

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

There were no distributions made by the Fund for the period ended April 30, 2016.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2017.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2017, National Financial Services, LLC, and TD Ameritrade, Inc., for the benefit of its customers, owned 46.92% and 27.10% of the Fund, respectively.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Nuance Concentrated Value Long-Short Fund and
Board of Trustees of Managed Portfolio Series

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, of Nuance Concentrated Value Long-Short Fund (the “Fund”), a series of Managed Portfolio Series, as of April 30, 2017, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nuance Concentrated Value Long-Short Fund as of April 30, 2017, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio
June 28, 2017

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited)
April 30, 2017

TRUSTEES AND OFFICERS

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees

Leonard M. Rush,	Lead	Indefinite	37	Retired, Chief Financial	Independent
CPA	Independent	Term;		Officer, Robert W. Baird	Trustee,
615 E. Michigan St.	Trustee	Since		& Co. Incorporated	ETF Series
Milwaukee, WI 53202	and Audit	April 2011		(2000-2011).	Solutions
Year of Birth: 1946	Committee				(16 Portfolios)
	Chairman				(2012-Present);
Director, Anchor
Bancorp
Wisconsin, Inc.
(2011-2013).

David A. Massart	Trustee	Indefinite	37	Co-Founder and Chief	Independent
615 E. Michigan St.	and	Term;		Investment Strategist,	Trustee,
Milwaukee, WI 53202	Valuation	Since		Next Generation Wealth	ETF Series
Year of Birth: 1967	Committee	April 2011		Management, Inc.	Solutions
	Chairman			(2005-Present).	(16 Portfolios)
(2012-Present).

David M. Swanson	Trustee	Indefinite	37	Founder and Managing	Independent
615 E. Michigan St.		Term;		Principal, SwanDog	Trustee,
Milwaukee, WI 53202		Since		Strategic Marketing, LLC	ALPS Variable
Year of Birth: 1957		April 2011		(2006-Present); Executive	Investment Trust
				Vice President, Calamos	(11 Portfolios)
				Investments (2004-2006).	(2006-Present);
Independent
Trustee,
RiverNorth
Opportunities
Closed-End Fund
(2015-Present).
Interested Trustee

Robert J. Kern*	Chairman,	Indefinite	37	Executive Vice President,	None
615 E. Michigan St.	and Trustee	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202		Since		Services, LLC
Year of Birth: 1958		January 2011		(1994-Present).

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited) – Continued
April 30, 2017

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Officers

James R. Arnold	President	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	and	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	Since		Services, LLC
Year of Birth: 1957	Executive	January 2011		(2002-Present).
Officer

Deborah Ward	Vice	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	President,	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	Chief	Since		Services, LLC
Year of Birth: 1966	Compliance	April 2013		(2004-Present).
Officer and
Anti-Money
Laundering
Officer

Brian R. Wiedmeyer	Treasurer	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	and	Term;		Fund Services, LLC
Milwaukee, WI 53202	Principal	Since		(2005-Present).
Year of Birth: 1973	Financial	January 2011
Officer

Jeanine M. Bajczyk,	Secretary	Indefinite	N/A	Senior Vice President and	N/A
Esq.		Term;		Counsel, U.S. Bancorp
615 E. Michigan St.		Since		Fund Services, LLC
Milwaukee, WI 53202		August 2015		(2006-Present).
Year of Birth: 1965

Thomas A. Bausch,	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
Esq.	Secretary	Term;		U.S. Bancorp Fund Services,
615 E. Michigan St.		Since		LLC (2016-Present); Associate,
Milwaukee, WI 53202		May 2016		Godfrey & Kahn, S.C.
Year of Birth: 1979				(2012-2016); Graduate,
University of Wisconsin
Law School (2009-2012).

Ryan L. Roell	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		Since		LLC (2005-Present).
Year of Birth: 1973		September 2012

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited) – Continued
April 30, 2017

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years

Benjamin Eirich	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		Since		LLC (2008-Present).
Year of Birth: 1981		May 2016

Doug Schafer	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term;		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		Since		LLC (2002-Present).
Year of Birth: 1970		May 2016

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited) – Continued
April 30, 2017

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended April 30, 2017, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the American Taxpayer Relief Act of 2012.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 29.39% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2017 was 21.44% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 100.00%.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Approval of Investment Advisory Agreement (Unaudited)

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 21-22, 2017, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Nuance Investments, LLC (“Nuance” or the “Adviser”) regarding the Nuance Concentrated Value Long-Short Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to this meeting and at a meeting held on January 9, 2017, the Trustees received and considered information from Nuance and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by Nuance with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Nuance; (3) the costs of the services provided by Nuance and the profits realized by Nuance from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for that Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Nuance and its affiliates resulting from its relationship the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including at an in-person presentation by a representative of Nuance, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Nuance set forth in the Investment Advisory Agreement, as it relates to the Fund, continue to be fair and reasonable in light of the services that Nuance performs, the investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Nuance provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining for the Fund the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Nuance effected on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees noted Nuance’s assets under management and its strong capitalization, as well as Nuance’s affiliation with Montage Investments, LLC which, through its numerous advisory subsidiaries, oversees approximately $20 bil-

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

lion in assets.  The Trustees considered the investment philosophy of the Fund’s portfolio managers and their investment analysis and portfolio management experience, noting one portfolio manager’s significant experience managing assets utilizing investment objectives similar to those of the Fund.  The Trustees concluded that they are satisfied with the nature, extent and quality of services that Nuance provides to the Fund under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of Nuance.  In assessing the quality of the portfolio management delivered by Nuance, the Trustees reviewed the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to appropriate securities benchmark indices and the Fund’s respective peer funds according to Morningstar classifications.  When reviewing the Fund’s performance against its Morningstar peer group universe, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its respective peer group. The Trustees observed that the Fund had commenced operations on December 31, 2015 and therefore had a limited track record of performance. The Trustees considered that the Fund’s year-to-date performance as of October 31, 2016 significantly exceed the median and average of the Fund’s Morningstar peer group and was in the second percentile of the peer group. The Trustees also considered that the Fund’s performance significantly exceeded the performance of its Russell 3000 Value Index and S&P 500 Index benchmarks for the year-to-date periods ended October 31, 2016. The Trustees noted that Nuance did not manage a composite of separately managed accounts with a strategy similar to that of the Fund.

Cost of Advisory Services and Profitability.  The Trustees considered the annual advisory fee that the Fund pays to Nuance under the Investment Advisory Agreement, as well as Nuance’s profitability from services that Nuance and its affiliates rendered to the Fund during the 12 month period ended June 30, 2016. The Trustees also considered the effect of an expense limitation agreement on Nuance’s compensation and that Nuance has contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus.  The Trustees noted that Nuance does not manage a composite of separately managed accounts with a strategy similar to that of the Fund.  The Trustees concluded that Nuance’s service relationship with the Fund had not been profitable.

Comparative Fee and Expense Data. The Trustees considered a comparative analysis of the contractual expenses borne by the Fund and those of funds in the same Morningstar benchmark category.  The Trustees noted that the Fund’s advisory fee was lower than the average and median management fees of funds comprising the benchmark category.  After fee waivers and expense reimbursements with respect to the Fund, the total expenses of both the Institutional and Investor Class of the Fund were lower than the average and median total expenses of funds comprising the benchmark category. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Nuance’s advisory fee with respect to the Fund continues to be reasonable.

Economies of Scale. The Trustees then considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fees for the Fund does not contain breakpoints.  The Trustees additionally took into account the fact that Nuance had expressed reservations about adopting breakpoints for the Fund because of concerns about potential capacity constraints associated with the strategy.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

Other Benefits.  The Trustees considered the direct and indirect benefits that could be realized by the Adviser and its affiliates from Nuance’s relationship with the Fund. The Trustees considered the extent to which Nuance utilizes soft dollar arrangements with respect to portfolio transactions, and that Nuance does not use affiliated brokers to execute the Fund’s portfolio transactions.  While the Trustees noted the Fund utilizes Rule 12b-1 fees to pay for shareholder and distribution services performed on behalf of the Investor Class of the Fund, the Trustees observed that the distribution expenses that Nuance incurred significantly exceed any Rule 12b-1 payments from the Fund.  The Trustees considered that Nuance may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Nuance does not receive additional material benefits from its relationship with the Fund.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
777 E. Wisconsin Ave.
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-ANNUAL-CVLS

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including reviewing the Funds’ tax returns and distribution calculations.  There were no “other services” provided by the principal accountant.  For the fiscal years ended April 30, 2017 and April 30, 2016, the Fund’s principal accountant was Cohen & Company. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 4/30/2017	FYE 4/30/2016
Audit Fees	$43,000	$41,500
Audit-Related Fees	$0	$0
Tax Fees	$ 9,000	$ 7,500
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company applicable to non-audit services pursuant to waiver of pre-approval requirement was as follows:

	FYE 4/30/2017	FYE 4/30/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 4/30/2017	FYE 4/30/2016
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date    July 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date    July 6, 2017

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date    July 6, 2017

* Print the name and title of each signing officer under his or her signature.